Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Dividends

In November 2017, we declared a dividend of $0.05 per share in respect of the quarter ended September 30, 2017 to holders of record on December 14, 2017, which will be paid on or about January 4, 2018.

OneLNG Joint Venture - Fortuna Project

On October 2, 2017, Fortuna Project partner Ophir Energy awarded an upstream construction contract to Subsea Integration Alliance, a partnership between OneSubsea, a Schlumberger company, and Subsea 7. The award is structured as an engineering, procurement, construction, installation and commissioning ("EPCIC") contract for the sub-sea umbilicals, risers and flowlines and for the sub-sea production systems scope of work. The EPCIC schedule is consistent with the planned delivery of first gas in 2021 and work will commence after final investment decision.

Earn-out Units

The Incentive Distribution Right ("IDR") Exchange Agreement required that Golar Partners issue to Golar 50% of the Earn-out Units withheld at the time of the IDR reset in October 2016 after Golar Partners paid the minimum quarterly distribution in respect of each of the four preceding quarters ended September 30, 2017. Golar Partners has satisfied the minimum quarterly distribution in respect of these quarters and, accordingly, on November 15, 2017, Golar Partners issued to Golar 374,295 common units and 7,639 General Partner units. The agreement also required Golar Partners to pay Golar the distributions that it would have been entitled to receive on these units in respect of each of those four preceding quarters. Therefore, in connection with the issuance of the above Earn-out Units, Golar also received $0.9 million in cash in the period. The Partnership will issue the remaining 50% of the Earn-out Units provided that it has paid a distribution equivalent to $0.5775 for each of the four quarters up to September 30, 2018. As of the current date, Golar owns 21,226,586 common units and 1,420,870 General Partner units in the Partnership.

Golar Grand

On October 31, 2017, Golar’s obligation to sub-charter the Golar Grand from Golar Partners expired.